Pension Plans and Other Postretirement Benefits (Details 4) (USD $) In Millions, unless otherwise specified	Dec. 31, 2011	Dec. 31, 2010
Defined benefit plan accumulated benefit obligation
Accumulated benefit obligation, ending balance	$ 241	$ 222
Domestic plans [Member]
Defined benefit plan accumulated benefit obligation
Accumulated benefit obligation, ending balance	118	84
Foreign plans [Member]
Defined benefit plan accumulated benefit obligation
Accumulated benefit obligation, ending balance	$ 123	$ 138